RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 23. RELATED PARTY TRANSACTIONS AND BALANCES

Leases from related parties - The Company has various agreements for the lease of office space owned by the founders and their family members. The terms of the agreement state that the Company will continue to lease the property at a monthly rent of ¥96,875 ($13,272) with annual rental expense at ¥1.2 million ($0.2 million).

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	US Dollars
Nanjing Recon	One of the founders	April 1, 2024 - March 31, 2026	¥40,000	$5,480
BHD	One of the founders	January 1, 2024- Dec 31, 2025	33,250	4,555
BHD	One of the founders	January 1, 2024- Dec 31, 2025	23,625	3,237

As of June 30, 2024, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥1,769,840 and ¥2,111,090, respectively.

As of December 31, 2024, the operating lease ROU assets and corresponding operating lease liabilities of leases from related parties was ¥1,269,146 ($173,872) and ¥1,951,647 ($267,374), respectively.

Guarantee/collateral related parties – The Company’s founders provide guarantee and collateral for the Company’s short-term bank loans (see Note 13).